Basis of Presentation - Additional Information (Detail)						12 Months Ended
	Jul. 21, 2025 USD ($)	Jul. 08, 2025 USD ($)	Jun. 26, 2025 USD ($)	Jul. 15, 2024 USD ($)	Dec. 24, 2021	Mar. 29, 2025 USD ($)	Mar. 30, 2024 USD ($)	Mar. 25, 2023 USD ($)	Mar. 28, 2026	Jul. 14, 2025 USD ($)	Mar. 30, 2025	Jul. 20, 2021 USD ($)	Jul. 08, 2020 USD ($)
Organization And Description Of Business [Line Items]
Net cash (used in) provided by operating activities from continuing operations						$ (1,900,000)	$ 200,000	$ 6,900,000
Net Income Loss						$ 12,800,000	$ 4,600,000	$ 7,400,000
Working capital ratio						0.88	0.96
Working Capital						$ 23,100,000	$ 11,100,000
Benk indebtedness expenses						73,600,000
Shareholders Deficiency						18,000,000
Mangrove Holding S A Shareholders [Member]
Organization And Description Of Business [Line Items]
Maturity date of utilization of financial support				Jul. 31, 2025
Loan From Investment Of Quebec One [Member]
Organization And Description Of Business [Line Items]
Long term debt,face value						$ 4,300,000
Working capital ratio						1.01
Working capital ratio to be maintained as per guidelines						0.9	0.97				0.97
Investissement Québec [Member]
Organization And Description Of Business [Line Items]
Working capital ratio							1.01						1.01
Maximum [Member] | SLR Credit Solutions [Member]
Organization And Description Of Business [Line Items]
Term loan month of maturity					2026-12
Minimum [Member] | SLR Credit Solutions [Member]
Organization And Description Of Business [Line Items]
Term loan month of maturity					2022-10
Term Loan From Investment Quebec [Member]
Organization And Description Of Business [Line Items]
Long term debt,face value													$ 10,000,000
Long term debt duration													6 years
Term Loan From Investment Quebec [Member] | Secured Term Loan [Member]
Organization And Description Of Business [Line Items]
Debt instrument, unused borrowing capacity, amount							$ 4,900,000
Term Loan From Investment Quebec [Member] | New Ten Year Loan One [Member]
Organization And Description Of Business [Line Items]
Long term debt,face value												$ 4,300,000
Other loans payable long term non current						$ 4,300,000	$ 4,300,000
Debt instrument, unused borrowing capacity, amount						$ 2,800,000
Subsequent Event [Member]
Organization And Description Of Business [Line Items]
Credit facility for working capital requirement			$ 3,750,000
Subsequent Event [Member] | Mangrove Holding S A Shareholders [Member]
Organization And Description Of Business [Line Items]
Maturity date of utilization of financial support		Jul. 08, 2025
Subsequent Event [Member] | Loan From Investment Of Quebec One [Member]
Organization And Description Of Business [Line Items]
Working capital ratio to be maintained as per guidelines									0.88	0.88
Line of credit facility maximum borrowing capacity										$ 10,000,000
Subsequent Event [Member] | Additional Term Loan Agreement [Member]
Organization And Description Of Business [Line Items]
Line of credit facility maximum borrowing capacity		$ 13,500,000
Long term debt adjustment to interest rate percentage		0.32%
Long-term debt interest rate		7.75%
Deferral of interest payments payable	$ 1,500,000
Subsequent Event [Member] | Maximum [Member] | Additional Term Loan Agreement [Member]
Organization And Description Of Business [Line Items]
Debt instrument, annual principal payment	813,227
Subsequent Event [Member] | Minimum [Member] | Additional Term Loan Agreement [Member]
Organization And Description Of Business [Line Items]
Debt instrument, annual principal payment	3,750,000
Senior Secured Revolving Credit Facility [Member] | Maximum [Member]
Organization And Description Of Business [Line Items]
Revolving credit facility month of maturity					2026-12
Senior Secured Revolving Credit Facility [Member] | Minimum [Member]
Organization And Description Of Business [Line Items]
Revolving credit facility month of maturity					2022-10
Amended Credit Facility And Amended Term Loan [Member]
Organization And Description Of Business [Line Items]
Line of Credit Facility, Current Borrowing Capacity				$ 2,750,000
Amended Credit Facility And Amended Term Loan [Member] | Mangrove Holding S A Shareholders [Member]
Organization And Description Of Business [Line Items]
Line of credit facility, remaining borrowing capacity				$ 1,000,000
Line of credit facility, interest rate during period				15.00%
Line of Credit Facility, Current Borrowing Capacity				$ 2,750,000
Amended Credit Facility And Amended Term Loan [Member] | Subsequent Event [Member] | Mangrove Holding S A Shareholders [Member]
Organization And Description Of Business [Line Items]
Line of credit facility, interest rate during period			15.00%
Mangrove Holding S A [Member]
Organization And Description Of Business [Line Items]
Amount of financial support from debtors				$ 3,750,000
Maturity date of utilization of financial support				Jul. 31, 2025
Mangrove Holding S A [Member] | Subsequent Event [Member]
Organization And Description Of Business [Line Items]
Amount of financial support from debtors	$ 1,500,000
Line of credit facility, interest rate during period	15.00%
Principal repayments	$ 0
Shareholder [Member] | Mangrove Holding S A [Member]
Organization And Description Of Business [Line Items]
Amount of financial support from debtors	500,000
Shareholder [Member] | Mangrove Holding S A [Member] | Subsequent Event [Member]
Organization And Description Of Business [Line Items]
Amount of financial support from debtors	500,000
Board of Directors Chairman [Member] | Mangrove Holding S A [Member]
Organization And Description Of Business [Line Items]
Amount of financial support from debtors	800,000
Board of Directors Chairman [Member] | Mangrove Holding S A [Member] | Subsequent Event [Member]
Organization And Description Of Business [Line Items]
Amount of financial support from debtors	800,000
Vice President [Member] | Mangrove Holding S A [Member]
Organization And Description Of Business [Line Items]
Amount of financial support from debtors	200,000
Vice President [Member] | Mangrove Holding S A [Member] | Subsequent Event [Member]
Organization And Description Of Business [Line Items]
Amount of financial support from debtors	$ 200,000